Consolidated statement of cash flows - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Receipts from customers	$ 718,135	$ 463,654	$ 124,095
Receipts in relation to R&D tax incentive	0	0	18,909
Payments to suppliers and employees	(642,537)	(414,079)	(204,289)
Payments for contingent consideration	(35,886)	(16,282)	0
Income taxes paid	(2,809)	(10,253)	(2,278)
Interest received	10,856	1,629	1
Interest paid	(4,730)	(785)	(408)
Net cash from/(used in) operating activities	43,029	23,884	(63,970)
Cash flows from investing activities
Payments for investments in financial assets	(51,988)	(13,155)	0
Payments for acquisition of subsidiaries, net of cash acquired	(30,890)	0	(973)
Purchases of intangible assets	(19,710)	(1,115)	(6,823)
Purchases of other non-current assets	(14,459)	0	0
Purchases of property, plant and equipment	(14,322)	(9,679)	(7,038)
Payments for contingent consideration	(3,804)	(1,484)	0
Payments for decommissioning liability	0	(56)	(2,163)
Net cash used in investing activities	(135,173)	(25,489)	(16,997)
Cash flows from financing activities
Proceeds from borrowings	655,938	5,756	3,014
Repayment of borrowings	(1,115)	0	(13)
Principal element of lease payments	(2,015)	(2,222)	(1,264)
Proceeds from issue of shares and other equity	999	6,652	181,039
Transaction costs of borrowings or capital raising	(14,884)	0	(7,816)
Net cash provided by financing activities	638,923	10,186	174,960
Net increase in cash held	546,779	8,581	93,993
Net foreign exchange differences	40,330	(1,673)	299
Cash and cash equivalents at the beginning of the financial year	123,237	116,329	22,037
Cash and cash equivalents at the end of the financial year	$ 710,346	$ 123,237	$ 116,329